Award Timing Disclosure	12 Months Ended
Apr. 25, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant stock options. Our equity awards are approved at regularly scheduled Talent and Compensation Committee meetings or by unanimous written consent on pre-determined grant dates. We do not time the granting of equity awards based on the release of material non-public information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false